SUPPLEMENTARY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Supplementary Disclosures [Abstract]
Total employee compensation costs
The following table details the amount of total employee compensation costs (including share based compensation expense) included in the operating and general and administrative expense line items in the Consolidated Statements of Income (Loss).

	Year ended December 31
	2018	2017
Operating	$12.3	$30.1
General and administrative	20.0	35.5
Total employee compensation costs	$32.3	$65.6

Compensation expense related to officers and directors
The following table provides information on compensation expense related to officers and directors. During 2018, Pengrowth had 7 non-executive directors and 7 officers (2017 - 6 non-executive directors and 7 officers). Pengrowth had 6 non-executive directors and 4 officers at the end of 2018.

Year ended December 31, 2018	Wages & benefits paid	Bonus and other compensation paid	Share based compensation expense	Severance paid	Total
Directors	$0.5	$—	$0.1	$—	$0.6
Officers	2.0	3.7	2.9	2.4	11.0
	$2.5	$3.7	$3.0	$2.4	$11.6

Year ended December 31, 2017	Wages & benefits paid	Bonus and other compensation paid	Share based compensation expense	Severance paid	Total
Directors	$0.6	$—	($0.6)	$—	$—
Officers	2.2	2.7	1.9	—	6.8
	$2.8	$2.7	$1.3	$—	$6.8